Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivable [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	£ 5,568	£ 5,191
Gross financial (Liabilities)/assets set off	0	(1)
Net financial assets/(liabilities)per balance sheet	5,568	5,190
Related amounts not set off in the balance sheet	(37)	(31)
Net amount	5,531	5,159
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	257	76
Gross financial (Liabilities)/assets set off	0
Net financial assets/(liabilities)per balance sheet	257	76
Related amounts not set off in the balance sheet	(62)	(64)
Net amount	195	12
Trades and other payables [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(13,338)	(20,130)
Gross financial (Liabilities)/assets set off	0	1
Net financial assets/(liabilities)per balance sheet	(13,338)	(20,129)
Related amounts not set off in the balance sheet	37	31
Net amount	(13,301)	(20,098)
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(128)	(74)
Gross financial (Liabilities)/assets set off	0
Net financial assets/(liabilities)per balance sheet	(128)	(74)
Related amounts not set off in the balance sheet	62	64
Net amount	£ (66)	£ (10)